Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	$ (97,181)	$ (86,962)
Changes recorded on the statement of profit and loss	1,579	2,567
Changes recorded in other comprehensive income	(7,096)	(3,270)
Translation differences	(9,995)	(2,766)
Change As Result Of Sale Of Subsidiary		(6,750)
Balance of deferred tax (liability) asset	(92,703)	(97,181)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	(127,230)	(95,674)
Changes recorded on the statement of profit and loss	(20,103)	(23,591)
Changes recorded in other comprehensive income	0	0
Translation differences	(14,615)	(3,915)
Change As Result Of Sale Of Subsidiary		(4,050)
Balance of deferred tax (liability) asset	(132,718)	(127,230)
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	112,342	1,691
Changes recorded on the statement of profit and loss	8,116	106,643
Changes recorded in other comprehensive income	0	0
Translation differences	(4,370)	1,126
Change As Result Of Sale Of Subsidiary		2,882
Balance of deferred tax (liability) asset	116,088	112,342
Financial Instruments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	1,260	1,816
Changes recorded on the statement of profit and loss	(235)	49
Changes recorded in other comprehensive income	(2,657)	(423)
Translation differences	(103)	50
Change As Result Of Sale Of Subsidiary		(232)
Balance of deferred tax (liability) asset	(1,735)	1,260
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax (liability) asset	(83,553)	5,205
Changes recorded on the statement of profit and loss	13,801	(80,534)
Changes recorded in other comprehensive income	(4,439)	(2,847)
Translation differences	(147)	27
Change As Result Of Sale Of Subsidiary		(5,350)
Balance of deferred tax (liability) asset	$ (74,338)	$ (83,553)